Equity-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available to be granted under the plans	348,949
Income tax benefit	$ 1,300,000	$ 1,400,000	$ 800,000
Number of shares, granted	134,433	106,168	360,586
Compensation cost	$ 3,400,000	$ 3,600,000	$ 2,100,000
Income tax benefit realized	$ 0
Weighted average fair value per share at the date of grant for the options granted	$ 1.59	$ 1.60	$ 5.59
Restricted Stock [Member] | Two Thousand And Six Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted	13,495
Restricted Stock Units [Member] | Two Thousand And Six Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted	199,352
Performance Vesting Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted	447,903	1,035,409	244,679
Performance Vesting Restricted Stock Units [Member] | Two Thousand And Six Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted	447,903
Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Terms of options granted	10 years
Unrecognized compensation cost for unvested stock options	$ 200,000
Weighted-average period	10 months 24 days
Stock Option [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	1 month
Stock Option [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	5 years
Stock Option [Member] | Two Thousand And Six Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted	134,333
Nonvested Restricted Stock And Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average period	1 year 8 months 12 days
Unrecognized compensation cost	$ 3,600,000
Nonvested Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost	$ 2,800,000	$ 2,700,000	$ 700,000
Nonvested Stock [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	1 year
Nonvested Stock [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	5 years